11. SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 11. SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	September 30, 2014	December 31, 2013

Identifiable assets
USA	$47,039,267	$49,405,542
Canada	37,887,622	45,822,245
Australia	994,683	1,642,736
Mongolia	661,114	504,408
Other	16,725	20,174
	$86,599,411	$97,395,105